Amounts Due Under Credit Facilities (Schedule Of Amounts Due Under Credit Facilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Amounts Due Under Credit Facilities [Abstract]
Non-revolving bank loans	$ 5,719	[1]	$ 14,615	[1]
Two-year extendible loan facility	39,165	[2]		[2]
Amounts due under credit facilities, Current	44,884		14,615
Two-year extendible loan facility		[2]	$ 40,080	[2]

[1]	In October 2007, Ivanhoe Mines obtained non-revolving bank loans which are due on demand and secured against certain securities and other investments.
[2]	In April 2009, Ivanhoe Mines obtained a non-revolving, two-year extendible loan facility. Upon the loan facility's original maturity in October 2010, Ivanhoe Mines elected to utilize the first one-year extension. Ivanhoe Mines has elected to utilize the second one-year extension available to it under the loan facility, extending the loan's maturity to October 2012. The loan facility is secured against certain securities and other investments.